CONSOLIDATED STATEMENTS OF OPERATIONS AND COMPREHENSIVE LOSS - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2022	Mar. 31, 2021	Dec. 31, 2021	Dec. 31, 2020
Revenues
Gain on sale of loans, net	$ 5,955	$ 20,131	$ 65,294	$ 14,004
Real estate services fees, net	185	210	1,144	1,312
Gain (loss) on mortgage servicing rights, net	111	38	34	(28,509)
Servicing (expense) fees, net	(12)	(119)	(432)	3,603
Other	951	324	279	1,498
Total revenues, net	7,190	20,584	66,319	(8,092)
Expenses
Personnel	11,921	14,924	52,778	52,880
General, administrative and other	5,135	5,181	21,031	24,534
Business promotion	2,301	1,193	7,395	3,859
Total expenses	19,357	21,298	81,204	81,273
Operating loss	(12,167)	(714)	(14,885)	(89,365)
Other income
Interest income	13,106	16,525	65,666	118,908
Interest expense	(12,990)	(15,865)	(63,268)	(113,771)
Change in fair value of long-term debt	1,642	1,025	2,098	1,899
Change in fair value of net trust assets, including trust REO gains	9,248	(1,673)	6,582	(5,688)
Total other income, net	11,006	12	11,078	1,348
Loss before income taxes	(1,161)	(702)	(3,807)	(88,017)
Income tax expense	23	(19)	71	133
Net loss	(1,184)	(683)	(3,878)	(88,150)
Other comprehensive loss
Change in fair value of instrument specific credit risk of long-term debt	(2,269)	(1,667)	(2,722)	(20)
Total comprehensive loss	$ (3,453)	$ (2,350)	$ (6,600)	$ (88,170)
Net loss per common share:
Basic (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.22)	$ (4.15)
Diluted (in dollars per share)	$ (0.07)	$ (0.03)	$ (0.22)	$ (4.15)